ACQUISITIONS AND DISPOSITIONS (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Sep. 30, 2010	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2010 International Cleantec	Mar. 31, 2011 International Cleantec	Dec. 31, 2011 International Cleantec	Dec. 31, 2009 International ISS	Mar. 31, 2011 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Mar. 31, 2011 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Dec. 31, 2011 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Sep. 30, 2010 U.S. Cleaning and Sanitizing Dober laundry division	Mar. 31, 2009 U.S. Cleaning and Sanitizing Stackhouse
ACQUISITIONS AND DISPOSITIONS
Gain on sale of investment	$ 5.9
Estimated annual sales pre-acquisition						55		6		55		37	4
Weighted average useful lives of identifiable intangible assets acquired (in years)		13	13	13
Components of the aggregate purchase prices of the acquisitions and investment in affiliates:
Net tangible assets acquired (liabilities assumed)		58.6	17.4	(0.7)
Identifiable intangible assets
Customer relationships		145.5	11.3	3.0
Patents		0.3		1.4
Trademarks		11.2	0.7	0.2
Other technology		8.4	5.7	5.3
Total		165.4	17.7	9.9
Goodwill		94.3	8.3	5.2
Total aggregate purchase price		318.3	43.4	14.4	43.0				260.0
Contingent consideration		(5.0)
Liability for indemnification		(28.1)					(2.0)				(26.0)
Net cash paid for acquisitions		$ 285.2	$ 43.4	$ 14.4